Summary of Significant Accounting Policies - Additional Information (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) Customer shares	Jun. 30, 2020 USD ($) Customer	Jun. 30, 2021 USD ($) Segment Customer shares	Jun. 30, 2020 USD ($) Customer	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2019 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Accumulated deficit	$ (20,317,082)		$ (20,317,082)		$ (1,712,172)
Cash, FDIC Insured Amount	$ 250,000		$ 250,000		$ 250,000
Class A Common Stock
Summary Of Significant Accounting Policies [Line Items]
Common stock, subject to possible redemption | shares	22,646,668		22,646,668		24,507,159
ASU 2020-06
Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2021		Jan. 01, 2021
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true		true
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true		true
A Place For Rover INC
Summary Of Significant Accounting Policies [Line Items]
Accounts receivable, net	$ 12,187,000		$ 12,187,000		$ 2,992,000	$ 2,473,000
Goodwill, impairment loss	0	$ 0	0	$ 0	0	0	$ 0
Impairment of intangible assets	0	0	0	0	0	0	0
Impairment of long-lived assets					0	0	0
Advertising expense	2,900,000	600,000	4,100,000	6,400,000	8,100,000	37,900,000	47,600,000
Advertising expense					0	0	0
Accumulated deficit	(269,674,000)		(269,674,000)		(256,277,000)	(198,792,000)
Income tax expense	(331,000)	(29,000)	$ (317,000)	(52,000)	(94,000)	(468,000)	(269,000)
Operating segment | Segment			1
Reportable segment | Segment			1
Capitalized software development costs	3,000,000.0	4,000,000.0	$ 3,000,000.0	4,000,000.0
Amortization expense for capitalized internal use software	1,800,000	$ 1,900,000	3,500,000	$ 3,800,000
Operating lease right-of-use assets	21,876,000		21,876,000
Operating lease liabilities	28,496,000		28,496,000
Lease incentives	868,000		1,739,000
A Place For Rover INC | Other Noncurrent Assets
Summary Of Significant Accounting Policies [Line Items]
Deferred transaction costs	$ 4,800,000		$ 4,800,000		0
A Place For Rover INC | Accounts Receivable | Credit Concentration | Individual Pet Service Provider Pet Parent Or Affiliate
Summary Of Significant Accounting Policies [Line Items]
Number of customers | Customer	0	0	0	0
Concentration risk, percentage	10.00%	10.00%	10.00%	10.00%
Accounts receivable		$ 12,200,000		$ 12,200,000	3,000,000.0
A Place For Rover INC | Accounting Standards Update 2014-09
Summary Of Significant Accounting Policies [Line Items]
Accumulated deficit								$ 600,000
A Place For Rover INC | Accounting Standards Update 2016-16
Summary Of Significant Accounting Policies [Line Items]
Income tax expense						400,000
A Place For Rover INC | ASU 2016-02
Summary Of Significant Accounting Policies [Line Items]
Operating lease right-of-use assets	$ 22,800,000		$ 22,800,000
Operating lease liabilities	29,600,000		29,600,000
Deferred rent, net of current	$ 2,200,000		$ 2,200,000
Lease incentives					$ 4,600,000
A Place For Rover INC | Internal -Use Software
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives					3 years
Capitalized cost					$ 7,000,000.0	11,900,000	6,200,000
Amortization expense					$ 7,200	$ 5,200	$ 2,500